Significant Accounting Policies and Practices (Details) - Schedule of Changes in Marketable Securities - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In Marketable Securities Abstract
Balance beginning	$ 46,460
Goodwill acquired in a business combination
Impairment of goodwill			$ (2,043,011)	$ (688,127)
Ending balance	$ 46,460		$ 46,460